Summary of Significant Accounting Policies (Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Current assets	¥ 4,770,297		¥ 4,245,699
Property, plant and equipment	9,900,640		10,057,546
Investments and other assets	4,994,659		4,635,810
Current liabilities	3,689,072		3,588,310
Long-term liabilities	5,895,592		5,579,866
VIEs established to develop real estate for rental, land			135,515
VIEs established to develop real estate for rental, long-term debt	135,531
Current portion of long-term debt	25,143		9,384
Noncurrent portion of long-term debt	84,838		100,065
Land and buildings pledged to secured debt	285,632		275,383
VIEs Established to Develop Real Estate for Rental [Member]
Current assets	16,389	[1],[2]	20,022	[1],[2]
Property, plant and equipment	229,494	[1],[2]	213,477	[1],[2]
Investments and other assets	5,329	[1],[2]	5,732	[1],[2]
Current liabilities	27,076	[1],[2]	11,037	[1],[2]
Long-term liabilities	128,499	[1],[2]	144,553	[1],[2]
VIEs Established to Lease Software [Member]
Current assets	2,148		8,595
Property, plant and equipment	10,792		7,809
Investments and other assets	17,030		17,323
Current liabilities	5,748		6,961
Long-term liabilities	¥ 994		¥ 6,304

[1]	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥275,383 million.
[2]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,515 million, "Current portion of long-term debt" totaling ¥9,384 million and "Long-term debt" totaling ¥100,065 million, respectively.